Prepayments, Deposits and Other Assets, Net	12 Months Ended
Dec. 31, 2018
Prepayments Deposits And Other Assets Net [Abstract]
Prepayments, deposits and other assets, net

Note 4 — Prepayments, deposits and other assets, net

Prepayments, deposits and other assets, net consisted of the following:

	As of December 31,
	2018	2017

Advances to suppliers	$138,464	$310,808
Security deposits *	857,676	624,093
Advances to employees	248,191	262,682
Prepaid expense	222,862	12,772
Loan to others **	47,997	908,453
Deferred offering cost	400,640	-
Others	109,721	100,777
	2,025,551	2,219,585
Less: Long term portion	(865,498)	(624,093)
Allowance for doubtful accounts	(14,047)	(19,422)
Prepayments, deposits and other assets – current portion	$1,146,006	$1,576,070

*	Security deposits represent contract fulfillment deposits required by customer for specific projects, rent deposits and etc.

**	The Company had unsecured, non-interest-bearing loan receivables from various vendors. The maturity of these loans are generally within one or two years.

Movement of allowance for doubtful accounts is as follows:

	As of December 31,
	2018	2017	2016

Beginning balance	$19,422	$10,648	$-
(Recovery) provision for doubtful accounts	(4,510)	7,760	11,129
Foreign currency translation adjustments	(865)	1,014	(481)
Ending balance	$14,047	$19,422	$10,648